Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Capital
Common Equity Tier 1 Capital	$ 51,010	$ 49,165
Net Tier 1 Capital	57,915	55,362
Total regulatory capital	66,101	64,512
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets	416,105	417,138
Leverage exposures	$ 1,201,766	$ 1,170,290
Capital ratios
Common Equity Tier 1 Capital ratio	12.30%	11.80%
Tier 1 capital ratio	13.90%	13.30%
Total capital ratio	15.90%	15.50%
Leverage ratio	4.80%	4.70%